Profit Before Income Tax Expense - Summary of Profit Before Income Tax Expense (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Dividend income from equity investments measured at fair value through other comprehensive income	¥ 25	¥ 22	¥ 52
Reversal of provision for impairment of receivables	95	1,630	1,370
Reversal of write down in inventories	186	201	77
Government grants	11,236	12,281	11,775
Gain on disposal of investment in subsidiaries	1,242	49	45	[1]
Gain on Pipeline restructuring (Note 41)	46,946
Amortization of intangible and other assets	5,944	4,992	4,897
Owned property, plant and equipment	194,015	205,297	222,195
Right-of-use assets	13,916	14,973
Auditors' remuneration	49	53	53
Cost of inventories recognized as expense	1,527,271	1,981,628	1,820,838
Provision for impairment of receivables	438	263	1,385
Loss on disposal of property, plant and equipment	5,398	9,809	16,761	[1]
Total minimum lease payments for leases previously classified as operating lease under IAS 17			20,196
Variable lease payments, low-value and short-term lease payment not included in the measurement of lease liabilities	3,362	3,514
Research and development expenses	15,746	15,666	14,093
Write down in inventories	¥ 8,337	¥ 1,461	¥ 4,307

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, the comparative information is not restated in this respect (see Note 3(ac)).